SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 54,353	$ 7,655	¥ 42,548	¥ 15,186
Facilitation and servicing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	4,921		2,408	3,159
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	31,464		33,740	5,021
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	6,823		6,038	5,461
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 11,145		¥ 362	¥ 1,545